Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (106,511)	$ (52,237)	$ (114,164)	$ (110,349)
Other comprehensive (loss) gain:
Unrealized (loss) gain on available-for-sale securities	(323)	1,364	321
Foreign currency translation gain (loss)	52	(50)	234	40
Total other comprehensive (loss) gain	(271)	1,314	555	40
Comprehensive loss	$ (106,782)	$ (50,923)	$ (113,609)	$ (110,309)